Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Maximum Amount Payable Under Various Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	$ 263,688	$ 228,005
Financial Guarantees [Member] | Standby letters of credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	26,019	22,165
Financial Guarantees [Member] | Credit default swaps [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	11,099	5,158
Other Credit Instruments [Member] | Backstop liquidity facilities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	17,330	12,895
Other Credit Instruments [Member] | Securities lending [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments		3,909
Other Credit Instruments [Member] | Documentary and commercial letters of credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	1,351	1,481
Other Credit Instruments [Member] | Commitments to extend credit [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	200,814	174,327
Other Credit Instruments [Member] | Other commitments [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Maximum potential amount of future payments	$ 7,075	$ 8,070